Stock appreciation rights (''SARs'') (Details 1) - Stock Appreciation Rights (SARs) [Member]	6 Months Ended
Jun. 30, 2016 $ / shares shares
Balance, No. of Units (Beginning) | shares	1,142,056
SARs granted during the quarter | shares	205,519
SARs exercised/converted/expired during the quarter | shares	0
SARs forfeited during the quarter | shares	(1,385)
Balance, No. of Units (Ending) | shares	1,346,190
Balance, Weighted average exercise price | $ / shares | $ / shares	$ 13.87
SARs granted during the quarter | $ / shares | $ / shares	9.20
SARs exercised/converted/expired during the quarter | $ / shares | $ / shares	0
Balance, Weighted average exercise price | $ / shares | $ / shares	$ 13.16